Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Feb 26, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013
Huber Capital Equity Income Fund | Huber Capital Equity Income Fund | Investor Class
Risk/Return:
Trading Symbol	HULIX
Huber Capital Equity Income Fund | Huber Capital Equity Income Fund | Institutional Class
Risk/Return:
Trading Symbol	HULEX
Huber Capital Small Cap Value Fund | Huber Capital Small Cap Value Fund | Investor Class
Risk/Return:
Trading Symbol	HUSIX
Huber Capital Small Cap Value Fund | Huber Capital Small Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	HUSEX
Huber Capital Diversified Large Cap Value Fund | Huber Capital Diversified Large Cap Value Fund | Investor Class
Risk/Return:
Trading Symbol	HUDIX
Huber Capital Diversified Large Cap Value Fund | Huber Capital Diversified Large Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	HUDEX

Huber Capital Equity Income Fund | Huber Capital Equity Income Fund
Huber Capital Equity Income Fund
Investment Objective
The Huber Capital Equity Income Fund (the “Equity Income Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Huber Capital Equity Income Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huber Capital Equity Income Fund		Investor Class	Institutional Class
Management Fees		0.99%	0.99%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)	[2]	1.74%	1.45%
Shareholder Servicing Plan Fee		0.25%	none	[1]
Total Annual Fund Operating Expenses		2.98%	2.44%
Less: Fee Waiver and Expense Reimbursement	[3]	(1.48%)	(1.44%)
Net Annual Fund Operating Expenses		1.50%	1.00%
[1]	The Equity Income Fund's "Distribution and Service ("Rule 12b-1") Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% through at least February 27, 2014, and any accrual increase must first be approved by the Trust's Board of Trustees (the "Board").
[2]	Other Expenses for the Equity Income Fund's Investor Class and Institutional Class shares include 0.01% attributed to acquired fund fees and expenses ("AFFE").
[3]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.49% of the average daily net assets of the Investor Class and 0.99% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 27, 2014, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Huber Capital Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	153	782	1,437	3,194
Institutional Class	102	623	1,170	2,667

Portfolio Turnover.
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.88% of the average value of its portfolio.

Principal Investment Strategies
The Equity Income Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S. companies (“large cap companies”) whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above at time of initial purchase.  The market capitalization range of the Index changes constantly, but as of its most recent reconstitution date, June 22, 2012, the market capitalization range for the Russell 1000® Value Index was between $1.4 billion to $368 billion.  Market capitalization is measured at the time of initial purchase.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).

The Equity Income Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities.  Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

The Adviser’s decision to sell portfolio securities is based on valuation, risk and portfolio guidelines.  As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Equity Income Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Equity Income Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Equity Risk.  The risks that could affect the value of the Equity Income Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

•
Foreign Securities and Emerging Markets Risk.  The Equity Income Fund may invest in foreign securities and in emerging markets.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering Risk.  The Equity Income Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Management Risk.  The Equity Income Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Value Style Investing Risk.  The Adviser follows an investing style that favors value investments.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Equity Income Fund may underperform other funds that use different investing styles.

•
Sector Emphasis Risk.  Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Equity Income Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Equity Income Fund to sell these securities.

Who May Want to Invest in the Fund?

The Equity Income Fund may be appropriate for investors who:

—	Have a long-term investment horizon;

—	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

—	Can accept the greater risks of investing in a portfolio with common stock holdings.

Performance
The following performance information indicates some of the risks of investing in the Equity Income Fund.  The bar chart illustrates the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year.  The table illustrates how the Fund’s average annual returns for the 1-year, 5-years and since inception periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  The Fund’s past performance benefited from IPOs of certain issuers.  To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).

Equity Income Fund, Investor Class Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Equity Income Fund’s highest quarterly return was 31.46% for the quarter ended June 30, 2009, and the lowest quarterly return was -30.93% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Huber Capital Equity Income Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	[1]	15.05%	1.04%	1.85%	Jun 29, 2007
Institutional Class	[1]	15.59%	1.14%	1.94%	Jun 29, 2007
After Taxes on Distributions Investor Class	[1]	14.91%	0.91%	1.46%
After Taxes on Distributions and Sales Investor Class	[1]	9.96%	0.85%	1.39%
S&P 500�� Index		16.00%	1.66%	1.25%	Jun 29, 2007
Russell 1000�� Value Index		17.51%	0.59%	(0.59%)	Jun 29, 2007
[1]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.

After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Huber Capital Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Huber Capital Equity Income Fund (the “Equity Income Fund”) seeks to achieve current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-27
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.88%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Equity Income Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S. companies (“large cap companies”) whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above at time of initial purchase.  The market capitalization range of the Index changes constantly, but as of its most recent reconstitution date, June 22, 2012, the market capitalization range for the Russell 1000® Value Index was between $1.4 billion to $368 billion.  Market capitalization is measured at the time of initial purchase.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).

The Equity Income Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities.  Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

The Adviser’s decision to sell portfolio securities is based on valuation, risk and portfolio guidelines.  As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Equity Income Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Equity Income Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Equity Risk.  The risks that could affect the value of the Equity Income Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

•
Foreign Securities and Emerging Markets Risk.  The Equity Income Fund may invest in foreign securities and in emerging markets.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering Risk.  The Equity Income Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Management Risk.  The Equity Income Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Value Style Investing Risk.  The Adviser follows an investing style that favors value investments.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Equity Income Fund may underperform other funds that use different investing styles.

•
Sector Emphasis Risk.  Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Equity Income Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Equity Income Fund to sell these securities.

Who May Want to Invest in the Fund?

The Equity Income Fund may be appropriate for investors who:

—	Have a long-term investment horizon;

—	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

—	Can accept the greater risks of investing in a portfolio with common stock holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Equity Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Equity Income Fund.  The bar chart illustrates the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year.  The table illustrates how the Fund’s average annual returns for the 1-year, 5-years and since inception periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  The Fund’s past performance benefited from IPOs of certain issuers.  To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Equity Income Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-482-3726
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hubercap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Equity Income Fund, Investor Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Equity Income Fund’s highest quarterly return was 31.46% for the quarter ended June 30, 2009, and the lowest quarterly return was -30.93% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.93%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Russell 1000�� Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.98%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,437
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,194
Annual Return 2008	rr_AnnualReturn2008	(53.86%)
Annual Return 2009	rr_AnnualReturn2009	60.68%
Annual Return 2010	rr_AnnualReturn2010	17.40%
Annual Return 2011	rr_AnnualReturn2011	5.15%
Annual Return 2012	rr_AnnualReturn2012	15.05%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.05%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.85%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[3]
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.91%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.91%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[3]
Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.96%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.85%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[3]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none	[4]
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	623
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,170
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,667
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.59%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.14%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[3]

[1]	Other Expenses for the Equity Income Fund's Investor Class and Institutional Class shares include 0.01% attributed to acquired fund fees and expenses ("AFFE").
[2]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.49% of the average daily net assets of the Investor Class and 0.99% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 27, 2014, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[3]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.
[4]	The Equity Income Fund's "Distribution and Service ("Rule 12b-1") Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% through at least February 27, 2014, and any accrual increase must first be approved by the Trust's Board of Trustees (the "Board").

Huber Capital Small Cap Value Fund | Huber Capital Small Cap Value Fund
Huber Capital Small Cap Value Fund
Investment Objective
The Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) seeks to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Huber Capital Small Cap Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huber Capital Small Cap Value Fund		Investor Class	Institutional Class
Management Fees		1.35%	1.35%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)	[2]	1.12%	0.93%
Shareholder Servicing Plan Fee		0.25%	none	[1]
Total Annual Fund Operating Expenses		2.72%	2.28%
Less: Fee Waiver and Expense Reimbursement	[3]	(0.86%)	(0.92%)
Net Annual Fund Operating Expenses		1.86%	1.36%
[1]	The Small Cap Value Fund's "Distribution and Service ("Rule 12b-1") Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% through at least February 27, 2014, and any accrual increase must first be approved by the Trust's Board.
[2]	Other Expenses for the Small Cap Value Fund's Investor Class and Institutional Class shares include 0.01% attributed to AFFE.
[3]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.85% of average daily net assets of the Investor Class and 1.35% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 27, 2014, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Huber Capital Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	189	763	1,363	2,988
Institutional Class	138	624	1,136	2,544

Portfolio Turnover.
The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.29% of the average value of its portfolio.

Principal Investment Strategies
The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization U.S. companies (“small cap companies”) whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Russell 2000® Value Index.  As of its most recent reconstitution date, June 22, 2012, the market capitalization range of the Russell 2000® Value Index was between $85 million to $2.66 billion.  Market capitalization is measured at the time of initial purchase.

The Small Cap Value Fund may also make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in ADRs, dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in IPOs but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

The Adviser’s decision to sell portfolio securities is based on valuation, risk and portfolio guidelines.  As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Small Cap Value Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Small Cap Value Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Equity Risk.  The risks that could affect the value of the Small Cap Value Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

•
Foreign Securities and Emerging Markets Risk.  The Small Cap Value Fund may invest in foreign securities and in emerging markets.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering Risk.  The Small Cap Value Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Management Risk.  The Small Cap Value Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Value Style Investing Risk.  The Adviser follows an investing style that favors value investments.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Small Cap Value Fund may underperform other funds that use different investing styles.

•
Sector Emphasis Risk.  Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Small Companies Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Small Cap Value Fund to sell these securities.

Who May Want to Invest in the Fund?

The Small Cap Value Fund may be appropriate for investors who:

—	Have a long-term investment horizon;

—	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

—	Can accept the greater risks of investing in a portfolio with common stock holdings.

Performance
The following performance information indicates some of the risks of investing in the Small Cap Value Fund.  The bar chart illustrates the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year.  The table illustrates how the Fund’s average annual returns for the 1-year, 5-years and since inception periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  The Fund’s past performance benefited from IPOs of certain issuers.  To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM  (888-482-3726).

Small Cap Value Fund, Investor Class Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Small Cap Value Fund’s highest quarterly return was 35.14% for the quarter ended June 30, 2009, and the lowest quarterly return was -36.30% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Huber Capital Small Cap Value Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	[1]	28.27%	10.75%	6.10%	Jun 29, 2007
Institutional Class	[1]	28.85%	10.87%	6.21%	Jun 29, 2007
After Taxes on Distributions Investor Class	[1]	28.22%	10.72%	5.90%
After Taxes on Distributions and Sales Investor Class	[1]	18.44%	9.38%	5.15%
Russell 2000�� Index		16.35%	3.56%	1.77%	Jun 29, 2007
Russell 2000�� Value Index		18.05%	3.55%	0.62%	Jun 29, 2007
[1]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.

After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Huber Capital Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-27
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.29%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization U.S. companies (“small cap companies”) whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Russell 2000® Value Index.  As of its most recent reconstitution date, June 22, 2012, the market capitalization range of the Russell 2000® Value Index was between $85 million to $2.66 billion.  Market capitalization is measured at the time of initial purchase.

The Small Cap Value Fund may also make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in ADRs, dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in IPOs but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

The Adviser’s decision to sell portfolio securities is based on valuation, risk and portfolio guidelines.  As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Small Cap Value Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Small Cap Value Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Equity Risk.  The risks that could affect the value of the Small Cap Value Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

•
Foreign Securities and Emerging Markets Risk.  The Small Cap Value Fund may invest in foreign securities and in emerging markets.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering Risk.  The Small Cap Value Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Management Risk.  The Small Cap Value Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Value Style Investing Risk.  The Adviser follows an investing style that favors value investments.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Small Cap Value Fund may underperform other funds that use different investing styles.

•
Sector Emphasis Risk.  Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Small Companies Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Small Cap Value Fund to sell these securities.

Who May Want to Invest in the Fund?

The Small Cap Value Fund may be appropriate for investors who:

—	Have a long-term investment horizon;

—	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

—	Can accept the greater risks of investing in a portfolio with common stock holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Small Cap Value Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Small Cap Value Fund.  The bar chart illustrates the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year.  The table illustrates how the Fund’s average annual returns for the 1-year, 5-years and since inception periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  The Fund’s past performance benefited from IPOs of certain issuers.  To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM  (888-482-3726).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Small Cap Value Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-482-3726
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hubercap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Small Cap Value Fund, Investor Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Small Cap Value Fund’s highest quarterly return was 35.14% for the quarter ended June 30, 2009, and the lowest quarterly return was -36.30% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.30%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Russell 2000�� Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	763
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,988
Annual Return 2008	rr_AnnualReturn2008	(47.95%)
Annual Return 2009	rr_AnnualReturn2009	85.80%
Annual Return 2010	rr_AnnualReturn2010	37.92%
Annual Return 2011	rr_AnnualReturn2011	(2.61%)
Annual Return 2012	rr_AnnualReturn2012	28.27%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.27%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.75%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.10%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[3]
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.22%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.72%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.90%	[3]
Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.44%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.38%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.15%	[3]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none	[4]
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.93%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,544
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.85%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.87%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[3]

[1]	Other Expenses for the Small Cap Value Fund's Investor Class and Institutional Class shares include 0.01% attributed to AFFE.
[2]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.85% of average daily net assets of the Investor Class and 1.35% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 27, 2014, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[3]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.
[4]	The Small Cap Value Fund's "Distribution and Service ("Rule 12b-1") Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% through at least February 27, 2014, and any accrual increase must first be approved by the Trust's Board.

Huber Capital Diversified Large Cap Value Fund | Huber Capital Diversified Large Cap Value Fund
Huber Capital Diversified Large Cap Value Fund
Investment Objective
The Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Diversified Large Cap Value Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Huber Capital Diversified Large Cap Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huber Capital Diversified Large Cap Value Fund		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)	[2]	0.97%	0.72%
Shareholder Servicing Plan Fee		0.25%	none	[1]
Total Annual Fund Operating Expenses		1.97%	1.47%
Less: Fee Waiver and Expense Reimbursement	[3]	(0.72%)	(0.72%)
Net Annual Fund Operating Expenses		1.25%	0.75%
[1]	The Diversified Large Cap Value Fund's "Distribution and Service (Rule 12b-1) Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% through at least February 27, 2014, and any accrual increase must first be approved by the Trust's Board.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Diversified Large Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Investor Class and 0.75% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 27, 2014, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Diversified Large Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Huber Capital Diversified Large Cap Value Fund (USD $)	1 Year	3 Years
Investor Class	127	549
Institutional Class	77	394

Portfolio Turnover.
The Diversified Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market conditions, the Diversified Large Cap Value Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies (“large cap companies”).  The Fund looks for companies whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Index changes constantly, but as of its most recent reconstitution date, June 22, 2012, the market capitalization range for the Russell 1000® Value Index was between $1.4 billion and $368 billion. Market capitalization is measured at the time of initial purchase.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).

The Diversified Large Cap Value Fund may also make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in ADRs, dollar-denominated foreign securities, or directly in foreign securities including in emerging markets.  Should appropriate investment opportunities be available, the Fund may invest in IPOs but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

The Adviser makes sell decisions based on valuation, risk and portfolio guidelines or restrictions.  As individual stocks approach their intrinsic value and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Sales are initiated as position exposures approach diversification guidelines when stocks reach their established target price.  Proceeds from sales are reinvested in companies that the Adviser believes are more attractively valued.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Diversified Large Cap Value Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Diversified Large Cap Value Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Equity Risk.  The risks that could affect the value of the Diversified Large Cap Value Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

•
Foreign Securities and Emerging Markets Risk.  The Diversified Large Cap Value Fund may invest in foreign securities and in emerging markets.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering Risk.  The Diversified Large Cap Value Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Management Risk.  The Diversified Large Cap Value Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Value Style Investing Risk.  The Adviser follows an investing style that favors value investments.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Diversified Large Cap Value Fund may underperform other funds that use different investing styles.

•
Sector Emphasis Risk.  Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Diversified Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	New Fund Risk. The Diversified Large Cap Value Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Diversified Large Cap Value Fund to sell these securities.

Performance
When the Diversified Large Cap Value Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Huber Capital Diversified Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Diversified Large Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-07
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Diversified Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Diversified Large Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Diversified Large Cap Value Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies (“large cap companies”).  The Fund looks for companies whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Index changes constantly, but as of its most recent reconstitution date, June 22, 2012, the market capitalization range for the Russell 1000® Value Index was between $1.4 billion and $368 billion. Market capitalization is measured at the time of initial purchase.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).

The Diversified Large Cap Value Fund may also make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in ADRs, dollar-denominated foreign securities, or directly in foreign securities including in emerging markets.  Should appropriate investment opportunities be available, the Fund may invest in IPOs but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

The Adviser makes sell decisions based on valuation, risk and portfolio guidelines or restrictions.  As individual stocks approach their intrinsic value and decline in their relative attractiveness, they become candidates for sale.  Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment.  Sales are initiated as position exposures approach diversification guidelines when stocks reach their established target price.  Proceeds from sales are reinvested in companies that the Adviser believes are more attractively valued.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Diversified Large Cap Value Fund.  The following additional risks could affect the value of your investment:

•
Market Risk.  The value of the Diversified Large Cap Value Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•
Equity Risk.  The risks that could affect the value of the Diversified Large Cap Value Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

•
Foreign Securities and Emerging Markets Risk.  The Diversified Large Cap Value Fund may invest in foreign securities and in emerging markets.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering Risk.  The Diversified Large Cap Value Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Management Risk.  The Diversified Large Cap Value Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Value Style Investing Risk.  The Adviser follows an investing style that favors value investments.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Diversified Large Cap Value Fund may underperform other funds that use different investing styles.

•
Sector Emphasis Risk.  Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Diversified Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	New Fund Risk. The Diversified Large Cap Value Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Diversified Large Cap Value Fund to sell these securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Diversified Large Cap Value Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Diversified Large Cap Value Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Diversified Large Cap Fund has been in operation for a full calendar year, performance information will be shown here
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-482-3726
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hubercap.com
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.97%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	549
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none	[3]
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Diversified Large Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Investor Class and 0.75% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 27, 2014, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[3]	The Diversified Large Cap Value Fund's "Distribution and Service (Rule 12b-1) Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% through at least February 27, 2014, and any accrual increase must first be approved by the Trust's Board.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013